Segments	9 Months Ended
Sep. 30, 2025
Operating Segments [Abstract]
Segments	Segments
Equinor’s operations are managed through operating segments identified on the basis of those components of Equinor that are regularly reviewed by the chief operating decision maker, Equinor's Corporate Executive Officer (CEO). The reportable segments
Exploration & Production Norway (E&P Norway), Exploration & Production International
(E&P International), Exploration & Production USA (E&P USA), Marketing, Midstream &
Processing (MMP) and Renewables (REN) correspond to the operating segments. The operating segments Projects, Drilling & Procurement (PDP), Technology, Digital &
Innovation (TDI) and Corporate staff and functions are aggregated into the reportable segment Other based on materiality. The majority of the costs in PDP and TDI is allocated to the three Exploration & Production segments, MMP and REN.
The accounting policies of the reporting segments equal those applied in these condensed interim financial statements, except for the line-item Additions to PP&E, intangibles and equity accounted investments in which movements related to changes in asset retirement obligations are excluded. Further, provisions for onerous contracts reflect only obligations towards group external parties. The measurement basis of segment profit is net operating income/(loss). Deferred tax assets, pension assets, non-current financial assets, total current assets and total liabilities are not allocated to the segments. Transactions between the segments, mainly from the sale of crude oil, gas, and related products, are performed at defined internal prices which have been derived from market prices. The transactions are eliminated upon consolidation.
Net impairments
Net impairments in E&P USA in the third quarter relates to Equinor's offshore producing assets in the Gulf of America, following reduced production estimates, increased cost estimates, and lower future Brent price assumptions (75 USD/bbl during 2030-2040).
The net impairment reversal in MMP mainly relates to increased refinery margin assumptions combined with extended economic lifetime of the relevant asset. For information about net impairments in E&P International, see note 3 Acquisitions and disposals.
In the second quarter of 2025, Equinor recognised net impairments in the REN segment related to Equinor’s offshore wind projects on the US North East Coast.
Regulatory changes leading to reduced expected synergies from future offshore wind projects and increased exposure to tariffs impacted the project economics for the combined cash generating unit encompassing Empire Wind 1 (EW1) and South
Brooklyn Marine Terminal (SBMT) negatively, as well as the undeveloped Empire Wind
2 project. The impairment test employed a value in use methodology with a 3% real post-tax discount rate, and the total carrying amount after impairment was USD 2.3 billion.

Third quarter 2025
(in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total Group
Revenues third party	77	125	57	25,719	16	24	—	26,017
Revenues and other income inter-segment	8,212	1,169	957	28	11	8	(10,386)	—
Net income/(loss) from equity accounted investments	—	—	—	(1)	(9)	(6)	—	(16)
Other income	(11)	22	—	8	15	14	—	48
Total revenues and other income	8,278	1,315	1,014	25,753	34	40	(10,386)	26,049
Purchases [net of inventory variation]	—	(38)	—	(23,988)	(7)	—	10,115	(13,917)
Operating, selling, general and administrative expenses	(926)	(532)	(569)	(1,323)	(70)	(74)	182	(3,312)
Depreciation and amortisation	(1,602)	(269)	(405)	(217)	(13)	(38)	—	(2,543)
Net impairment (losses)/reversals	—	(650)	(385)	283	(3)	—	—	(754)
Exploration expenses	(132)	(80)	(39)	—	—	—	—	(252)
Total operating expenses	(2,660)	(1,569)	(1,398)	(25,244)	(92)	(112)	10,297	(20,779)
Net operating income/(loss)	5,618	(254)	(384)	509	(59)	(71)	(89)	5,270
Additions to PP&E, intangibles and equity accounted investments	1,557	695	314	307	773	34	—	3,679

Balance sheet information
Equity accounted investments	4	—	—	714	1,933	196	—	2,848
Non-current segment assets	32,490	12,772	11,925	3,825	4,487	883	—	66,381
Non-current assets not allocated to segments								14,464
Total non-current assets (excl. assets classified as held for sale)								83,694

Second quarter 2025
(in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total Group
Revenues third party	75	155	61	24,795	22	23	—	25,130
Revenues and other income inter-segment	8,165	1,191	980	25	5	8	(10,374)	—
Net income/(loss) from equity accounted investments	—	—	—	(21)	31	(1)	—	9
Other income	(4)	2	—	—	9	—	—	6
Total revenues and other income	8,236	1,348	1,040	24,798	67	31	(10,374)	25,145
Purchases [net of inventory variation]	1	(67)	—	(23,055)	—	—	10,383	(12,739)
Operating, selling, general and administrative expenses	(1,077)	(504)	(306)	(1,182)	(101)	(33)	121	(3,081)
Depreciation and amortisation	(1,338)	(310)	(536)	(232)	(12)	(38)	—	(2,466)
Net impairment (losses)/reversals	—	—	—	—	(955)	—	—	(955)
Exploration expenses	(115)	(51)	(16)	—	—	—	—	(183)
Total operating expenses	(2,530)	(932)	(858)	(24,469)	(1,069)	(70)	10,504	(19,424)
Net operating income/(loss)	5,706	415	183	329	(1,002)	(40)	130	5,721
Additions to PP&E, intangibles and equity accounted investments	1,674	622	294	254	718	15	—	3,577

Third quarter 2024
(in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total Group
Revenues third party	63	126	62	25,133	21	13	—	25,416
Revenues and other income inter-segment	7,988	1,467	881	83	6	8	(10,433)	—
Net income/(loss) from equity accounted investments	—	3	—	(11)	7	—	—	(1)
Other income	31	—	—	—	—	—	—	31
Total revenues and other income	8,081	1,597	943	25,204	33	20	(10,433)	25,446
Purchases [net of inventory variation]	—	11	—	(23,440)	—	—	10,325	(13,104)
Operating, selling, general and administrative expenses	(871)	(519)	(314)	(1,136)	(144)	(17)	179	(2,822)
Depreciation and amortisation	(1,193)	(544)	(408)	(243)	(2)	(34)	—	(2,424)
Net impairment (losses)/reversals	—	—	—	158	(53)	—	—	106
Exploration expenses	(143)	(138)	(15)	—	—	—	—	(296)
Total operating expenses	(2,207)	(1,190)	(737)	(24,660)	(199)	(52)	10,504	(18,541)
Net operating income/(loss)	5,875	407	207	544	(166)	(31)	71	6,905
Additions to PP&E, intangibles and equity accounted investments	1,462	760	330	185	361	41	—	3,141

First nine months 2025
(in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total Group
Revenues third party	210	433	181	79,579	56	72	—	80,531
Revenues and other income inter-segment	25,861	3,724	3,070	66	22	24	(32,766)	—
Net income/(loss) from equity accounted investments	—	—	—	(31)	44	(7)	—	6
Other income	496	77	—	9	(20)	16	—	578
Total revenues and other income	26,567	4,234	3,251	79,623	102	105	(32,766)	81,115
Purchases [net of inventory variation]	—	(102)	—	(74,450)	(7)	(1)	32,460	(42,100)
Operating, selling, general and administrative expenses	(2,894)	(1,603)	(1,186)	(3,858)	(278)	(156)	416	(9,560)
Depreciation and amortisation	(4,067)	(974)	(1,311)	(676)	(33)	(113)	—	(7,174)
Net impairment (losses)/reversals	—	(650)	(385)	283	(1,103)	—	—	(1,854)
Exploration expenses	(338)	(164)	(60)	—	—	—	—	(562)
Total operating expenses	(7,299)	(3,493)	(2,941)	(78,701)	(1,421)	(270)	32,876	(61,250)
Net operating income/(loss)	19,268	741	310	922	(1,319)	(165)	109	19,866
Additions to PP&E, intangibles and equity accounted investments	5,640	2,078	915	768	2,271	79	—	11,752

First nine months 2024
(in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total Group
Revenues third party	178	471	202	75,000	53	64	—	75,967
Revenues and other income inter-segment	24,143	4,680	2,768	261	15	24	(31,890)	—
Net income/(loss) from equity accounted investments	—	11	—	(42)	75	—	—	43
Other income	65	(1)	30	—	—	16	—	110
Total revenues and other income	24,386	5,160	2,999	75,218	142	104	(31,890)	76,120
Purchases [net of inventory variation]	—	21	—	(68,614)	—	—	31,421	(37,171)
Operating, selling, general and administrative expenses	(2,718)	(1,496)	(885)	(3,741)	(538)	(96)	571	(8,903)
Depreciation and amortisation	(3,572)	(1,526)	(1,199)	(712)	(26)	(105)	—	(7,140)
Net impairment (losses)/reversals	—	—	—	191	(55)	(7)	—	129
Exploration expenses	(336)	(437)	(68)	—	—	—	—	(841)
Total operating expenses	(6,626)	(3,438)	(2,152)	(72,875)	(618)	(209)	31,992	(53,927)
Net operating income/(loss)	17,760	1,722	847	2,343	(476)	(105)	102	22,192
Additions to PP&E, intangibles and equity accounted investments	4,413	2,295	2,211	585	1,593	183	—	11,281

Non-current assets by country
	At 30 September	At 31 December
(in USD million)	2025	2024
Norway1)	36,193	30,017
USA	16,058	15,638
Brazil	9,605	11,487
UK	1,720	1,641
Angola	1,205	1,159
Canada	1,002	1,019
Poland	987	644
Argentina	933	822
Denmark	885	770
Germany	303	287
Other	339	202
Total non-current assets2)	69,230	63,686
1)Increase is mainly due to weakening of USD versus NOK and acquisitions. For more information on acquisitions please see note 3.
2)Excluding deferred tax assets, pension assets and non-current financial assets. Non-current assets are attributed to country of operations.